Contract assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of summary of contract assets

	12.31.2021	12.31.2020
Power distribution service concession (11.1)	1,798,195	1,114,961
Piped gas distribution service concession (11.2)	29,815	27,254
Power transmission concession (11.3)	5,060,038	4,350,582
	6,888,048	5,492,797
Current	148,488	285,682
Noncurrent	6,739,560	5,207,115

Schedule of power distribution service concession contract

11.1	Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2020	875,354	(31,070)	844,284
Acquisitions	1,391,267	-	1,391,267
Customers contributions	-	(112,689)	(112,689)
Provision for legal claims added to the cost of the works	1,522	-	1,522
Transfers to intangible assets (Note 19.1)	(1,016,482)	105,116	(911,366)
Transfers to accounts receivable - concessions (Note 10.1)	(94,978)	8,824	(86,154)
Loss on disposal	(11,903)	-	(11,903)
Balance as of December 31, 2020	1,144,780	(29,819)	1,114,961
Acquisitions	1,765,226	-	1,765,226
Customers contributions	-	(160,826)	(160,826)
Provision for legal claims added to the cost of the works	33,040	-	33,040
Transfers to intangible assets (Note 19.1)	(943,905)	122,346	(821,559)
Transfers to accounts receivable - concessions (Note 10.1)	(140,120)	14,628	(125,492)
Loss on disposal	(7,155)	-	(7,155)
Balance as of December 31, 2021	1,851,866	(53,671)	1,798,195

Schedule of piped gas distribution service concession contract

11.2	Piped gas distribution service concession contract

Balance as of January 1, 2020	26,734
Acquisitions	15,187
Transfers to intangible assets (Note 19.3)	(7,277)
Transfers from/to accounts receivable - concessions (Note 10.2)	(7,390)
Balance as of December 31, 2020	27,254
Acquisitions	14,269
Transfers to intangible assets (Note 19.3)	(3,398)
Transfers to accounts receivable - concessions (Note 10.2)	(8,310)
Balance as of December 31, 2021	29,815

Schedule of transmission service concession contract

11.3	Transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2020	2,601,929	1,317,706	3,919,635
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(312,120)	(266,027)	(578,147)
Transfers to property, plant and equipment	(613)	-	(613)
Transfers from litigations	(576)	-	(576)
Remuneration	489,438	291,669	781,107
Construction revenue	255,578	-	255,578
Construction income	4,217	-	4,217
Loss from inefficiency (11.3.1)	(7,654)	-	(7,654)
Loss on disposal	(23,687)	-	(23,687)
Balance as of December 31, 2020	3,007,234	1,343,348	4,350,582
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(315,358)	(250,520)	(565,878)
Transfers to property, plant and equipment	(1,483)	-	(1,483)
Transfers from litigations	3,376	-	3,376
Remuneration	621,366	242,872	864,238
Construction revenue	187,733	-	187,733
Construction income	3,097	-	3,097
Gain from efficiency (11.3.1)	125,699	91,952	217,651
Balance as of December 31, 2021	3,632,386	1,427,652	5,060,038

Schedule of assumptions adopted for the calculation of contract assets

11.3.2	Assumptions adopted for the calculation of contract assets

.		12.31.2021		12.31.2020
	Concession assets	RBSE assets	Concession assets	RBSE assets
Construction income	1.65%	N/A	1.65%	N/A
Operating and maintenance margin	1.65%	N/A	1.65%	N/A
Remuneration rate (a)	9.56% p.y.	9.54% p.y.	9.58% p.y.	9.54% p.y.
Contract correction index	IPCA (b)	IPCA	IPCA (b)	IPCA
Annual RAP, according to Homologatory Resolution	456,499	192,288	415,455	279,406
(a) Average rate of contracts
(b) Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.